Accounts Receivable, Net - Schedule of Accounts Receivable, Net of Provision for Allowance for Expected Credit Losses (Details)	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)
Schedule of Accounts Receivable, Net of Provision for Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net	$ 11,547,018	$ 8,588,336	$ 11,508,064
Within 30 days [Member]
Schedule of Accounts Receivable, Net of Provision for Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net	6,767,079	5,033,157	8,777,769
Between 31 and 60 days [Member]
Schedule of Accounts Receivable, Net of Provision for Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net	1,354,777	1,007,643	1,407,083
Between 61 and 90 days [Member]
Schedule of Accounts Receivable, Net of Provision for Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net	1,260,919	937,835	1,006,916
Between 91 and 120 days [Member]
Schedule of Accounts Receivable, Net of Provision for Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net	649,852	483,341	316,296
Over 120 days [Member]
Schedule of Accounts Receivable, Net of Provision for Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net	$ 1,514,391	$ 1,126,360